Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (526,819)	$ (130,397)	$ (3,316,192)	$ (1,106,962)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management				37,500	240,000
Stock-based compensation -services			2,280,000	58,250	218,784
Amortization of debt discount	73,222	26,923	245,250	11,026
Non-cash leases expenses		60,357	60,357
Change in fair value of derivative liabilities	231,849	(5,634)	(32,340)	4,241
Changes in operating assets and liabilities:
Prepaid expenses	2,440	20,845	18,187	(20,436)
Other current assets					(1,763)
Other receivable			9,820
Accounts payable and accrued liabilities	67,090	62,725	367,340	479,888	209,552
Accrued interest	31,803	5,296	41,350	54,796	30,820
Accrued interest-related parties	6,425	6,876
Operating lease liabilities		(62,323)	(62,323)
Change of right-of-use assets and lease liabilities				(9,810)	2,056
Net Cash used in Operating Activities	(113,990)	(15,332)	(361,541)	(491,507)	(556,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft					28
Proceeds from issuance of common stock				25,000	400,000
Advances for convertible note to be issued	56,000
Proceeds from loans payable	35,000	2,000	104,000	369,150	40,500
Proceeds from convertible notes	92,000		332,150	28,000	101,241
Proceed from stock subscription				60,000
Repayment of loans payable	(36,000)				(12,500)
Proceeds from related parties	7,250	15,430	37,871	157,828	171,776
Repayment to related parties	(41,481)	(17,431)	(135,976)	(148,552)	(121,196)
Net Cash provided by Financing Activities	112,769	(1)	338,045	491,426	579,849
Net change in cash	(1,221)	(15,333)	(23,496)	(81)	23,801
Cash, beginning of period	18,374	41,870	41,870	41,951	18,150
Cash, end of period	17,153	26,537	18,374	41,870	41,951
Supplemental cash flow information
Cash paid for interest				166
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt					179,144
Common stock issued for compensation -management				37,500	240,000
Common stock issued for compensation- services			2,280,000	58,225	218,784
Derivative liabilities recognized as debt discount	80,119		319,436
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management				37,500
Changes in operating assets and liabilities:
Accrued interest			27,010
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment to related parties	$ (41,481)	(17,431)		(148,552)
Revision of Prior Period, Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(757,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management				37,500
Stock-based compensation -services				58,250
Amortization of debt discount				11,026
Non-cash leases expenses				354,928
Change in fair value of derivative liabilities				4,241
Changes in operating assets and liabilities:
Prepaid expenses				(20,436)
Other receivable
Accounts payable and accrued liabilities				130,388
Accrued interest				26,046
Operating lease liabilities				(364,738)
Net Cash used in Operating Activities				(491,507)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				25,000
Proceeds from loans payable				369,150
Proceeds from convertible notes				28,000
Proceed from stock subscription				60,000
Proceeds from related parties				157,828
Repayment to related parties				(148,552)
Net Cash provided by Financing Activities				491,426
Net change in cash				(81)
Cash, beginning of period		$ 41,870	$ 41,870	41,951
Cash, end of period				41,870	$ 41,951
Supplemental cash flow information
Cash paid for interest				166
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for compensation -management				37,500
Common stock issued for compensation- services				58,250
Derivative liabilities recognized as debt discount				28,000
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Changes in operating assets and liabilities:
Accrued interest				$ 28,750